HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions, except Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 23, 2011	Dec. 20, 2011	Dec. 31, 2011 Floating Rate Notes I [Member]	Dec. 31, 2011 Floating Rate Notes Ii [Member]	Dec. 31, 2011 Floating Rate Notes Iii [Member]	Dec. 31, 2011 Floating Rate Notes Iv [Member]	Dec. 31, 2011 Floating Rate Notes V [Member]	Dec. 31, 2011 Floating Rate Notes Vi [Member]
Debt Instrument Line Items
Debt Instrument Issuance Date				April 26, 2010		May 4, 2010	June 28, 2010	December 23, 2010	June 7, 2011
Debt Instrument Maturity Date				Apr. 13, 2012	May 13, 2012	May 13, 2012	Jun. 13, 2012	Dec. 13, 2012	Jun. 14, 2012
Debt Instrument Face Amount				€ 2,500.0	€ 1,345.0	€ 655.0	€ 4,265.6	€ 4,107.7	€ 1,925.0
Debt Instrument Payment Terms				Three-month Euribor plus 1,200 bps	Three-month Euribor plus 500 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps
Debt Instrument Frequency Of Periodic Payment				Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Debt Instrument Basis Points				1,200	500	1,200	1,200	1,200	1,200
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Long Term Debt Repurchased Notes That Were Held By Third Parties		207	700
Long Term Debt Total Notes That Were Held By Third Parties Repurchased		€ 907
Annual interest rate increase Basis Points	1,200